SHARE-BASED COMPENSATION - Share-based compensation for all share options (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 54,281	¥ 51,359	¥ 9,921
Unrecognized compensation expense related to unvested share options	¥ 137,361
Weighted-average period, compensation expense is expected to be recognized	2 years 4 months 24 days
General and administrative expenses
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 25,412	22,477	5,176
Selling and marketing expenses
SHARE-BASED COMPENSATION
Share based compensation expense	24,772	23,561	3,674
Technology and content expenses
SHARE-BASED COMPENSATION
Share based compensation expense	¥ 4,097	¥ 5,321	¥ 1,071